Estimated Future Benefit Payments of Pension and Other Postretirement Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Schedule of Pension Expected Future Benefit Payments [Line Items]
2015	$ 88
2016	83
2017	78
2018	75
2019	72
Years 2020 -2024	$ 320